Interim Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Statement of Cash Flows [Abstract]
Net income	$ 441	$ 598	$ 279
Adjustment:
Depreciation and amortization	325	441	315
Allowance for expected credit losse	13	17
Change in fair value in financial installment	37	49
Changes in operating assets:
(Increase)/decrease in inventories	867	1,175	(446)
Decrease/(increase) of accounts receivable other receivables	(388)	(526)	(704)
(Decrease)/increase of accounts payable, accruals and other current liabilities	(282)	(382)	1,221
Decrease of contract liabilities	(1,401)	(1,899)
Cash provided by/(used in) operating activities	(388)	(527)	665
Addition of financial assets	(224)	(303)
Purchase of property, plant and equipment	(86)	(116)	(244)
Cash used in investing activities	(310)	(419)	(244)
Repayment of loan from controlling shareholder			(562)
Net (repayment)/drawdown of bank loans	625	847	(1,486)
Net (repayment)/drawdown of lease liabilities	(113)	(154)	3
Cash (used in)/provided by financing activities	512	693	(2,045)
Foreign currency effect	(22)	(29)	(52)
Net change in cash and cash equivalents	(208)	(282)	(1,676)
Cash and cash equivalents as of beginning of the period	3,755	5,089	6,561
Cash and cash equivalents as of the end of the period	3,547	4,807	4,885
Supplementary Cash Flows Information
Cash paid for interest	174	236	183
Cash paid for taxes	$ 93	$ 126